PROPERTY, PLANT AND EQUIPMENT - Assets leased to others under operating leases (Details) - Assets Leased to Others [Member] - Buildings [Member] - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 22,096	$ 14,255
Less: accumulated depreciation	(6,249)	(4,714)
Buildings leased to others - net	$ 15,847	$ 9,541